Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	For the year ended December 31
	2018	2017	2016
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	1,057	(6,115)	(209)

Weighted average ordinary shares outstanding (1)	10,675,508	10,675,757	10,677,700

Dilutive effect:
Stock options and warrants	3,349	-	-

Diluted weighted average ordinary shares
Outstanding	10,678,857	10,675,757	10,677,700

Basic profit (loss) per share from continuing operations	0.10	(0.57)	(0.02)

Diluted profit (loss) per share from continuing operations	0.10	(0.57)	(0.02)

(1)	Net of treasury shares.